UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Koch Industries, Inc.
Address:  4111 E. 37th Street North
          Wichita, Kansas 67220

13F File Number: 28-10337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Dinkel
Title:  Controller
Phone:  316-828-6486

Signature, Place and Date of Signing:

 /S/ RICHARD DINKEL   Wichita, Kansas   November __, 2012

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total:  12

Form 13F Information Table Value Total:  62509  (thousands)


List of Other Included Managers:


No  Form 13F File Number   Name
--  --------------------   ----

01  28-13357               Spring Creek Capital, LLC

                                                    FORM 13F INFORMATION TABLE

                              TITLE OF                    VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER        CLASS             CUSIP    (x$1000) PRN AMT PRN CALL DSCRETN  MANAGERS   SOLE    SHARED NONE
----------------------------  --------         --------- -------- ------- --- ---- -------  -------- --------- ------ ----
CME GROUP INC		      COM	       12572Q105   2292    40000   SH	   SOLE    	        40000     0     0
LYONDELLBASELL INDUSTRIES N   SHS -A-          N53745100     83     1604   SH      SOLE                  1604     0     0
METHANEX CORP                 COM              59151K108  29139  1021000   SH      DEFINED    01      1021000     0     0
HALCON RES CORP               COM NEW          40537Q209   2199   300000   SH      DEFINED    01       300000     0     0
EXELON CORP                   COM              30161N101   7116   200000   SH      DEFINED    01       200000     0     0
WEATHERFORD INTERNATIONAL LT  REG SHS          H27013103   1902   150000   SH      DEFINED    01       150000     0     0
BREITBURN ENERGY PARTNERS LP  COM UT LTD PTN   106776107   1943   100000   SH      DEFINED    01       100000     0     0
FIRSTENERGY CORP              COM              337932107   4410   100000   SH      DEFINED    01       100000     0     0
TRANSOCEAN LTD                REG SHS          H8817H100   4489   100000   SH      DEFINED    01       100000     0     0
VANGUARD NATURAL RESOURCES L  COM UNIT         92205F106   2894   100000   SH      DEFINED    01       100000     0     0
WILLIAMS PARTNERS L P         COM UNIT L P     96950F104   5468   100000   SH      DEFINED    01       100000     0     0
EAGLE ROCK ENERGY PARTNERS L  UNIT             26985R104    574    60000   SH      DEFINED    01        60000     0     0